Consolidated Statement of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement of Income and Other Comprehensive Income
Revenues	$ 657,599	$ 625,706	$ 611,728
Costs	258,185	245,375	203,399
Gross profit	399,414	380,331	408,329
Net gain / (loss) from fair value adjustment of investment properties	193,797	(3,338)	(652,773)
General and administrative expenses	(95,916)	(91,666)	(95,017)
Selling expenses	(36,614)	(32,027)	(32,319)
Other operating results, net	(15,324)	(22,775)	(8,879)
Profit / (loss) from operations	445,357	230,525	(380,659)
Share of profit of associates and joint ventures	39,134	37,292	63,374
Profit / (loss) before financial results and income tax	484,491	267,817	(317,285)
Finance income	10,139	8,599	63,101
Finance costs	94,528	60,566	91,319
Other finance income	150,005	91,252	196,874
Gain / (loss) on net monetary position (IAS 29)	20,899	15,146	(581)
Financial results, net	86,515	54,431	168,075
Profit / (loss) before income tax	571,006	322,248	(149,210)
Income tax expense	(150,029)	(60,337)	86,273
Profit / (loss) for the year	420,977	261,911	(62,937)
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustments and other comprehensive loss of subsidiaries and associates (i)	1,749	1,071	7,103
Total other comprehensive loss for the year	(1,749)	(1,071)	(7,103)
Total comprehensive income / (loss) for the year	419,228	260,840	(70,040)
Profit / (loss) for the year attributable to:
Equity holders of the parent	393,510	260,661	(54,230)
Non-controlling interest	27,467	1,250	(8,707)
Total comprehensive profit / (loss) attributable to:
Equity holders of the parent	392,189	259,853	(60,963)
Non-controlling interest	$ 27,039	$ 987	$ (9,077)
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Basic	$ 505.15	$ 348.94	$ (73.09)
Diluted	$ 505.15	$ 319.05	$ (73.09)